Accounts Receivable, net (Table)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts Receivable, net
Schedule of accounts receivable balance

The accounts receivable balance is composed as follows:

	Successor
	June 30,	December 31,
	2021	2020
Accounts Receivable, net
Billed receivables	$10,735	$5,352
Unbilled receivables	1,743	705
Total	$12,478	$6,057

The accounts receivable balance is composed as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Accounts Receivable, net:
Billed receivables	$5,352	$6
Unbilled receivables	705	—
Total	$6,057	$6